Note 1 - Description of Business and Significant Accounting Policies - Information About Deferred Acquisition Costs (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of period	$ 153,792	$ 86,053	$ 86,053	$ 52,808
Capitalization of commissions, sales and issue expenses			221,410	146,539
Amortization net of interest	(37,764)	$ (37,457)	(153,671)	(113,294)
Balance at end of period	$ 186,846		$ 153,792	$ 86,053